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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 1999 Check here if Amendment [ ]; Amendment Number:__________________

                        This Amendment (Check only one.):
                               [ ] is a restatement.
                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Fund Management, L.P. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106


Form 13F File Number:  28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Attorney-in-Fact
Phone:            212-397-5553

Signature, Place, and Date of Signing:

/S/ PETER A. HURWITZ
______________________________________
[Signature]

New York, New York
______________________________________
[City, State]

August 16, 1999
______________________________________
[Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         22

Form 13F Information Table Value Total:

         $124,958 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                    Value                   Put/  Investment   Other             Voting
                                                                                                                Authority
Name of Issuer                Title of  CUSIP     (x$1000)  Shrs or  SH/PRN Call  Discretion  Managers   Sole     Shared     None
--------------                --------  -----     --------  -------- ------ ----  ----------  --------   ----     ------     ----
                               Class                        prn amt
                               -----                        -------

Answerthink Consulting Group    COM    36916997      275      15,542     SH           SOLE                15,542
BMC Software Inc.               COM    55921100   32,632     604,296     SH           SOLE               604,296
Calypte Biomed                  COM   131722100      175     100,000     SH           SOLE               100,000
Cash Amer Intl Inc              COM   14754D100      837      65,000     SH           SOLE                65,000
Computer Assoc Intl Inc         COM   204912109   19,887     361,585     SH           SOLE               361,585
Exodus Communications Inc       COM   302088109      819       6,828     SH           SOLE                 6,828
Grey Wolf Inc                   COM   397888108    2,513   1,005,000     SH           SOLE             1,005,000
Ikon Office Solutions Inc       COM   451713101       95       6,365     SH           SOLE                 6,365
MGC  Communications Inc         COM   552763302      928      42,857     SH           SOLE                42,857
Objective Sys Integrators Inc   COM   674424106      500     181,819     SH           OTHER                         181,819
OEC-Medical Sys Inc             COM   670828102      372      15,200     SH           SOLE                15,200
Omnipoint Corp                  COM   68212D102   14,252     492,469     SH           OTHER                         492,469
PE Biosystem Group              COM   69332S102   16,265     141,742     SH           SOLE               141,742
PE Celera Genomics Group        COM   69332S201    3,576     220,871     SH           SOLE               220,871
Primus Telecommunications Grp   COM   741929103    3,156     140,630     SH           OTHER                         140,630
Sensormatic Electrs Corp        COM   817265101    3,507     251,600     SH           SOLE               251,600
Sepracor Inc                    COM   817315104   11,992     147,589     SH           SOLE               147,589
Software Spectrum Inc           COM   833960107      677      41,640     SH           SOLE                41,640
Sybase Inc                      COM   871130100   10,725     975,000     SH           SOLE               975,000
Tektronix Inc                   COM   879131100    1,379      45,675     SH           SOLE                45,675
Tripos Inc                      COM   896928108      358      43,433     SH           SOLE                43,433
Unisource Worldwide Inc         COM   909208100       38       3,182     SH           SOLE                 3,182


